ACCOUNTS RECEIVABLE (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Accounts Receivable, Write-offs	$ 257	$ 0